Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) subsidiary member revenueSource segment vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Jan. 01, 2022
Summary Of Significant Accounting Policies [Line Items]
Cash flows from investing activities	$ (176,481)	$ 29,725	$ 33,057
Cash flows from financing activities	$ 6,810	(128,225)	(66,094)
Intangible assets useful life	5 years
Impairment of intangible assets	$ 0	0	$ 0
Restricted cash	$ 8,600	6,500
Number of revenue sources | revenueSource	3
Unrecognized tax benefits	$ 0	0
Accrued interest and penalties for unrecognized tax benefits	$ 0	$ 0
Number of reportable segments | segment	1
Number of different revenue sources | revenueSource	2
United Kingdom
Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | subsidiary	4
Indonesia
Summary Of Significant Accounting Policies [Line Items]
Number of vessels involved in cabotage trade | vessel	2	2	3
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	2 years 6 months
Share based compensation vesting period	1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	5 years
Share based compensation vesting period	3 years
Maximum [Member] | Voyage Charters [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected performance obligation duration	1 year
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	25 years		30 years	25 years
Collaborative Arrangement [Member]
Summary Of Significant Accounting Policies [Line Items]
Management expense fee	$ 100	$ 400	$ 400
Error Correction Increase (Decrease) [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash flows from investing activities		(5,900)
Cash flows from financing activities		$ 5,900
Export Terminal Joint Venture [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Pool Agency [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Dan Unity [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Unigas B. V. [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	33.30%	33.30%
Number of pool members | member	3